LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MAY 1, 2021 OF

BRANDYWINEGLOBAL – FLEXIBLE BOND FUND (the “Fund”)

Class C shares of the Fund are available for purchase.

I.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s Summary Prospectus and Prospectus:

Share class (Symbol): A (LFLAX), C (LFLCX), R (—), I (LFLIX), IS (LFLSX)

II.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s Statement of Additional Information:

Fund	Ticker Symbol
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS

BRANDYWINEGLOBAL – FLEXIBLE BOND FUND (“Flexible Bond Fund”)	LFLAX	LFLCX	N/A	N/A	—	LFLIX	LFLSX

Please retain this supplement for future reference.

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